Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
THIRD QUARTER REPORT
December 31, 2025 (Unaudited)
.

PORTFOLIO OF INVESTMENTS
Columbia Short Duration High Yield ETF
December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Short Duration High Yield ETF | 2025
Corporate Bonds 97.2%
Issue
Description
Principal
Amount
($) Value ($)
Aerospace & Defense 2.3%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
96,000 99,424
TransDigm , Inc.
4.625%, 01/15/29 253,000 251,421
4.875%, 05/01/29 767,000 764,414
6.375%, 03/01/29
(a)
964,000 995,261
6.750%, 08/15/28
(a)
242,000 246,657
Total 2,357,177
Airlines 0.9%
American Airlines, Inc.
8.500%, 05/15/29
(a)
526,000 549,129
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
16,500 16,523
5.750%, 04/20/29
(a)
332,000 338,045
Total 903,697
Automotive 3.0%
American Axle & Manufacturing, Inc.
5.000%, 10/01/29 269,000 259,021
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
341,000 349,445
6.750%, 02/15/30
(a)
288,000 300,871
IHO Verwaltungs GMBH
6.375%, 05/15/29
(a),(b)
554,000 558,157
Nissan Motor Acceptance Co. LLC
2.450%, 09/15/28
(a)
144,000 132,947
6.125%, 09/30/30
(a)
109,000 109,034
Nissan Motor Co. Ltd.
7.500%, 07/17/30
(a)
360,000 377,058
ZF North America Capital, Inc.
6.750%, 04/23/30
(a)
629,000 621,462
6.875%, 04/14/28
(a)
399,000 405,573
Total 3,113,568
Brokerage/Asset Managers/Exchanges 1.4%
AG Issuer LLC
6.250%, 03/01/28
(a)
563,000 565,266
Aretec Group, Inc.
7.500%, 04/01/29
(a)
255,000 256,155
10.000%, 08/15/30
(a)
543,000 585,766
Total 1,407,187
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29
(a)
320,000 308,274
James Hardie International Finance DAC
5.000%, 01/15/28
(a)
747,000 746,993
Standard Industries, Inc.
4.375%, 07/15/30
(a)
63,000 60,911
4.750%, 01/15/28
(a)
498,000 496,441
Total 1,612,619
Cable and Satellite 6.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
588,000 562,501
5.000%, 02/01/28
(a)
1,028,000 1,019,555
5.125%, 05/01/27
(a)
200,000 199,773
5.375%, 06/01/29
(a)
506,000 500,336
DISH Network Corp.
11.750%, 11/15/27
(a)
958,000 996,903
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
EchoStar Corp.
10.750%, 11/30/29 997,844 1,102,123
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
517,000 505,186
5.000%, 08/01/27
(a)
396,000 396,548
Virgin Media Finance PLC
5.000%, 07/15/30
(a)
162,000 142,823
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
454,000 447,391
Ziggo BV
4.875%, 01/15/30
(a)
372,000 351,571
Total 6,224,710
Chemicals 3.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B
BV
4.750%, 06/15/27
(a)
148,000 147,843
Celanese US Holdings LLC
6.500%, 04/15/30 341,000 342,448
Element Solutions, Inc.
3.875%, 09/01/28
(a)
155,000 151,637
HB Fuller Co.
4.250%, 10/15/28 416,000 412,075
INEOS Finance PLC
6.750%, 05/15/28
(a)
464,000 410,419
7.500%, 04/15/29
(a)
276,000 237,491
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
497,000 344,682
Ingevity Corp.
3.875%, 11/01/28
(a)
317,000 307,545
Olympus Water US Holding Corp.
4.250%, 10/01/28
(a)
419,000 406,580
SNF Group SACA
3.125%, 03/15/27
(a)
75,000 73,696
Tronox , Inc.
4.625%, 03/15/29
(a)
114,000 79,875
9.125%, 09/30/30
(a)
155,000 154,171
WR Grace Holdings LLC
4.875%, 06/15/27
(a)
230,000 229,751
5.625%, 08/15/29
(a)
383,000 363,683
Total 3,661,896
Construction Machinery 2.0%
Herc Holdings, Inc.
5.750%, 03/15/31
(a)
60,000 60,861
6.625%, 06/15/29
(a)
524,000 543,555
7.000%, 06/15/30
(a)
592,000 622,655
RB Global Holdings, Inc.
6.750%, 03/15/28
(a)
673,000 688,419
Synergy Infrastructure Holdings LLC
7.875%, 12/01/30
(a)
187,000 194,414
Total 2,109,904
Consumer Cyclical Services 2.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco
4 Sarl
4.625%, 06/01/28
(a)
156,000 153,844
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
685,000 672,354
6.125%, 12/01/28
(a)
155,000 151,236

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2025 (Unaudited)
Columbia Short Duration High Yield ETF | 2025 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
ASGN, Inc.
4.625%, 05/15/28
(a)
751,000 740,641
Match Group Holdings II LLC
4.125%, 08/01/30
(a)
159,000 150,595
4.625%, 06/01/28
(a)
420,000 416,044
5.625%, 02/15/29
(a)
394,000 395,251
Total 2,679,965
Consumer Products 1.3%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
107,000 86,547
Newell Brands, Inc.
6.375%, 09/15/27 246,000 247,867
6.625%, 09/15/29 251,000 250,168
Prestige Brands, Inc.
5.125%, 01/15/28
(a)
442,000 441,922
Scotts Miracle- Gro Co. (The)
4.500%, 10/15/29 156,000 152,986
5.250%, 12/15/26 50,000 49,933
Whirlpool Corp.
6.125%, 06/15/30 79,000 78,992
Total 1,308,415
Diversified Manufacturing 3.2%
BWX Technologies, Inc.
4.125%, 06/30/28
(a)
28,000 27,535
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
534,000 556,080
Esab Corp.
6.250%, 04/15/29
(a)
194,000 199,683
Gates Corp.
6.875%, 07/01/29
(a)
519,000 539,329
Madison IAQ LLC
5.875%, 06/30/29
(a)
326,000 324,210
Resideo Funding, Inc.
4.000%, 09/01/29
(a)
318,000 307,658
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
640,000 641,306
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
626,000 647,169
7.250%, 06/15/28
(a)
39,000 39,601
Total 3,282,571
Electric 5.6%
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
1,362,000 1,358,014
NRG Energy, Inc.
3.375%, 02/15/29
(a)
211,000 201,687
5.750%, 01/15/28 125,000 125,211
5.750%, 07/15/29
(a)
333,000 334,570
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/28
(a)
427,000 420,366
PG&E Corp.
5.000%, 07/01/28 153,000 152,878
5.250%, 07/01/30 102,000 101,310
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
437,000 424,633
5.000%, 01/31/28
(a)
503,000 502,208
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
307,000 303,074
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.000%, 07/31/27
(a)
344,000 343,856
5.625%, 02/15/27
(a)
277,000 277,162
VoltaGrid LLC
7.375%, 11/01/30
(a)
252,000 249,715
XPLR Infrastructure Operating Partners LP
4.500%, 09/15/27
(a)
408,000 403,557
7.250%, 01/15/29
(a)
606,000 621,184
Total 5,819,425
Finance Companies 7.0%
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30
(a)
205,000 209,285
GGAM Finance Ltd.
5.875%, 03/15/30
(a)
395,000 400,404
6.875%, 04/15/29
(a)
338,000 350,260
8.000%, 06/15/28
(a)
457,000 484,379
8.000%, 02/15/27
(a)
257,000 263,176
goeasy Ltd.
7.625%, 07/01/29
(a)
81,000 80,130
Goeasy Ltd.
6.875%, 05/15/30
(a)
105,000 100,203
9.250%, 12/01/28
(a)
123,000 126,489
Navient Corp.
4.875%, 03/15/28 343,000 339,111
5.500%, 03/15/29 100,000 99,185
6.750%, 06/15/26 50,000 50,470
OneMain Finance Corp.
3.500%, 01/15/27 50,000 49,520
3.875%, 09/15/28 452,000 440,123
5.375%, 11/15/29 91,000 91,065
6.625%, 05/15/29 835,000 864,793
7.875%, 03/15/30 95,000 100,467
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
478,000 503,921
Rocket Cos., Inc.
6.125%, 08/01/30
(a)
243,000 251,280
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(a)
441,000 434,638
3.625%, 03/01/29
(a)
528,000 510,089
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
526,000 522,238
UWM Holdings LLC
6.250%, 03/15/31
(a)
631,000 629,958
6.625%, 02/01/30
(a)
343,000 347,014
Total 7,248,198
Food and Beverage 2.7%
Darling Ingredients, Inc.
5.250%, 04/15/27
(a)
398,000 397,850
Post Holdings, Inc.
4.625%, 04/15/30
(a)
692,000 673,745
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 04/30/29
(a)
265,000 257,999
6.250%, 04/01/29
(a)
591,000 594,222
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed
4.625%, 03/01/29
(a)
251,000 242,010
US Foods, Inc.
4.750%, 02/15/29
(a)
301,000 299,257

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2025 (Unaudited)
4 Columbia Short Duration High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.875%, 09/15/28
(a)
286,000 295,121
Total 2,760,204
Foreign Government Obligations 0.4%
NOVA Chemicals Corp.
4.250%, 05/15/29
(a)
250,000 244,755
5.250%, 06/01/27
(a)
50,000 50,298
8.500%, 11/15/28
(a)
150,000 156,969
Total 452,022
Gaming 2.6%
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
703,000 674,803
7.000%, 02/15/30
(a)
286,000 296,178
Churchill Downs, Inc.
4.750%, 01/15/28
(a)
200,000 199,272
5.500%, 04/01/27
(a)
297,000 297,031
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
309,000 316,915
Penn Entertainment, Inc.
4.125%, 07/01/29
(a)
273,000 252,853
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.
6.250%, 10/15/30
(a)
202,000 206,028
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
496,000 440,707
Total 2,683,787
Health Care 5.6%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29
(a)
722,000 694,613
5.500%, 07/01/28
(a)
266,000 264,176
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
553,000 549,871
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
170,000 177,153
Charles River Laboratories International, Inc.
3.750%, 03/15/29
(a)
298,000 287,969
4.250%, 05/01/28
(a)
124,000 122,911
CHS/Community Health Systems, Inc.
6.000%, 01/15/29
(a)
105,000 104,917
IQVIA, Inc.
5.000%, 10/15/26
(a)
100,000 99,942
6.500%, 05/15/30
(a)
195,000 202,519
Medline Borrower LP
3.875%, 04/01/29
(a)
314,000 307,016
5.250%, 10/01/29
(a)
1,010,000 1,015,624
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
291,000 301,278
Star Parent, Inc.
9.000%, 10/01/30
(a)
136,000 145,350
Teleflex, Inc.
4.625%, 11/15/27 202,000 201,850
Tenet Healthcare Corp.
4.625%, 06/15/28 248,000 248,383
5.125%, 11/01/27 747,000 746,965
6.125%, 10/01/28 98,000 98,398
6.125%, 06/15/30 249,000 254,992
Total 5,823,927
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Home Construction 0.3%
Taylor Morrison Communities, Inc.
5.750%, 01/15/28
(a)
291,000 296,214
Independent Energy 4.5%
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
523,000 539,379
8.625%, 11/01/30
(a)
189,000 197,917
CNX Resources Corp.
6.000%, 01/15/29
(a)
489,000 492,841
Equities Corp.
6.375%, 04/01/29 192,000 198,825
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(a)
508,000 501,311
6.000%, 04/15/30
(a)
270,000 261,977
6.250%, 11/01/28
(a)
400,000 403,137
Matador Resources Co.
6.875%, 04/15/28
(a)
631,000 644,452
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
637,000 639,975
8.000%, 04/15/27
(a)
242,000 245,054
SM Energy Co.
6.500%, 07/15/28 146,000 147,531
6.750%, 08/01/29
(a)
459,000 462,417
Total 4,734,816
Leisure 4.3%
Boyne USA, Inc.
4.750%, 05/15/29
(a)
671,000 661,728
Carnival Corp.
5.750%, 03/15/30
(a)
293,000 301,612
Cinemark USA, Inc.
5.250%, 07/15/28
(a)
742,000 741,929
NCL Corp. Ltd.
5.875%, 01/15/31
(a)
510,000 508,242
Six Flags Entertainment Corp.
5.500%, 04/15/27
(a)
298,000 297,004
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum
Management Corp.
5.250%, 07/15/29 463,000 431,861
5.375%, 04/15/27 297,000 295,631
6.500%, 10/01/28 488,000 478,247
Vail Resorts, Inc.
5.625%, 07/15/30
(a)
218,000 221,643
Viking Cruises Ltd.
7.000%, 02/15/29
(a)
533,000 534,333
Total 4,472,230
Lodging 0.9%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
5.000%, 06/01/29
(a)
371,000 360,539
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29
(a)
207,000 197,868
4.750%, 01/15/28 379,000 373,457
Total 931,864
Media and Entertainment 1.8%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
209,000 218,743
7.875%, 04/01/30
(a)
285,000 300,577

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2025 (Unaudited)
Columbia Short Duration High Yield ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
346,000 347,659
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
414,000 403,762
4.625%, 03/15/30
(a)
157,000 153,219
5.000%, 08/15/27
(a)
297,000 297,230
Univision Communications, Inc.
8.000%, 08/15/28
(a)
194,000 200,871
Total 1,922,061
Metals and Mining 2.3%
Constellium SE
3.750%, 04/15/29
(a)
535,000 516,546
5.625%, 06/15/28
(a)
393,000 393,119
Hudbay Minerals, Inc.
4.500%, 04/01/26
(a)
498,000 498,430
6.125%, 04/01/29
(a)
393,000 398,285
Novelis Corp.
4.750%, 01/30/30
(a)
203,000 196,206
6.875%, 01/30/30
(a)
397,000 412,026
Total 2,414,612
Midstream 6.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.500%, 06/01/30
(a)
247,000 263,194
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(a)
353,000 353,178
5.750%, 01/15/28
(a)
342,000 342,509
CNX Midstream Partners LP
4.750%, 04/15/30
(a)
638,000 617,902
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
795,000 831,003
DT Midstream, Inc.
4.125%, 06/15/29
(a)
154,000 152,100
Hess Midstream Operations LP
6.500%, 06/01/29
(a)
185,000 191,474
NuStar Logistics LP
5.625%, 04/28/27 247,000 249,614
6.000%, 06/01/26 25,000 25,045
Rockies Express Pipeline LLC
4.950%, 07/15/29
(a)
314,000 313,199
Sunoco LP
7.000%, 05/01/29
(a)
498,000 519,253
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 105,000 102,552
6.000%, 04/15/27 25,000 25,012
7.000%, 09/15/28
(a)
383,000 395,086
TransMontaigne Partners LLC
8.500%, 06/15/30
(a)
245,000 247,452
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
158,000 148,410
6.250%, 01/15/30
(a)
239,000 241,724
Venture Global LNG, Inc.
7.000%, 01/15/30
(a)
432,000 415,510
8.125%, 06/01/28
(a)
391,000 397,485
9.500%, 02/01/29
(a)
542,000 562,452
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30
(a)
148,000 150,684
Total 6,544,838
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Oil Field Services 1.5%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(a)
493,000 495,243
Kodiak Gas Services LLC
7.250%, 02/15/29
(a)
617,000 640,962
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
199,143 203,412
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
266,000 275,473
Total 1,615,090
Other Industry 1.2%
Williams Scotsman, Inc.
4.625%, 08/15/28
(a)
604,000 601,703
6.625%, 04/15/30
(a)
240,000 248,214
6.625%, 06/15/29
(a)
393,000 405,300
Total 1,255,217
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27
(a)
401,000 398,486
4.750%, 06/15/29
(a)
151,000 149,376
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co.-Issuer
5.875%, 10/01/28
(a)
749,000 749,301
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 07/15/28
(a)
282,000 290,574
RLJ Lodging Trust LP
3.750%, 07/01/26
(a)
149,000 147,818
Total 1,735,555
Packaging 1.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
324,000 311,935
4.000%, 09/01/29
(a)
323,000 304,038
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
196,000 199,319
8.750%, 04/15/30
(a)
192,000 195,233
Sealed Air Corp.
4.000%, 12/01/27
(a)
50,000 49,738
5.000%, 04/15/29
(a)
101,000 101,646
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(a)
290,000 294,818
Total 1,456,727
Pharmaceuticals 0.3%
Grifols SA
4.750%, 10/15/28
(a)
246,000 242,970
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
106,000 103,265
Total 346,235
Property & Casualty 3.0%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
152,000 148,140
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, 10/15/27
(a)
102,000 101,355
6.750%, 10/15/27
(a)
366,000 366,654
6.750%, 04/15/28
(a)
927,000 943,994
AmWINS Group, Inc.
6.375%, 02/15/29
(a)
338,000 346,956

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2025 (Unaudited)
6 Columbia Short Duration High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Ardonagh Finco Ltd.
7.750%, 02/15/31
(a)
245,000 256,808
BroadStreet Partners Group LLC
5.875%, 04/15/29
(a)
327,000 326,592
HUB International Ltd.
5.625%, 12/01/29
(a)
299,000 299,352
7.250%, 06/15/30
(a)
284,000 297,825
Total 3,087,676
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/28
(a)
561,000 557,300
6.125%, 06/15/29
(a)
380,000 390,609
Total 947,909
Retailers 2.4%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
147,000 147,993
Asbury Automotive Group, Inc.
4.500%, 03/01/28 303,000 301,936
4.625%, 11/15/29
(a)
156,000 153,593
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 50,289
7.500%, 06/15/29 94,000 96,062
Belron UK Finance PLC
5.750%, 10/15/29
(a)
99,000 101,080
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
205,000 201,071
6.375%, 01/15/30
(a)
295,000 303,382
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
363,000 355,773
Lithia Motors, Inc.
3.875%, 06/01/29
(a)
317,000 306,458
4.625%, 12/15/27
(a)
297,000 296,544
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
169,000 156,194
Total 2,470,375
Technology 11.9%
APLD ComputeCo LLC
9.250%, 12/15/30
(a)
546,000 535,531
Block, Inc.
2.750%, 06/01/26 306,000 303,937
5.625%, 08/15/30
(a)
290,000 295,792
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
146,000 126,825
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
46,000 39,052
Cipher Compute LLC
7.125%, 11/15/30
(a)
151,000 154,024
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
369,000 348,861
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,263,000 1,279,389
9.000%, 09/30/29
(a)
390,000 406,168
Ellucian Holdings, Inc.
6.500%, 12/01/29
(a)
442,000 451,646
Entegris , Inc.
3.625%, 05/01/29
(a)
331,000 317,882
4.375%, 04/15/28
(a)
410,000 407,068
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Flash Compute LLC
7.250%, 12/31/30
(a)
145,000 143,723
Gen Digital, Inc.
6.750%, 09/30/27
(a)
194,000 197,005
HealthEquity , Inc.
4.500%, 10/01/29
(a)
421,000 412,819
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.625%, 05/01/28
(a)
314,000 290,905
5.750%, 05/15/28
(a)
482,000 457,231
8.750%, 05/01/29
(a)
200,000 202,938
Iron Mountain, Inc.
4.875%, 09/15/27
(a)
379,000 378,499
5.000%, 07/15/28
(a)
25,000 24,922
5.250%, 03/15/28
(a)
746,000 745,135
7.000%, 02/15/29
(a)
425,000 436,646
NCR Atleos Corp.
9.500%, 04/01/29
(a)
900,000 977,569
NCR Voyix Corp.
5.000%, 10/01/28
(a)
718,000 712,717
5.125%, 04/15/29
(a)
355,000 352,549
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
249,000 249,639
Open Text Corp.
3.875%, 02/15/28
(a)
410,000 402,154
Science Applications International Corp.
4.875%, 04/01/28
(a)
210,000 209,701
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
146,000 146,127
Synaptics , Inc.
4.000%, 06/15/29
(a)
368,000 356,325
UKG, Inc.
6.875%, 02/01/31
(a)
100,000 102,991
WULF Compute LLC
7.750%, 10/15/30
(a)
124,000 127,731
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp.
3.875%, 02/01/29
(a)
801,000 757,243
Total 12,350,744
Transportation Services 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/28
(a)
57,000 55,645
5.375%, 03/01/29
(a)
208,000 202,761
5.750%, 07/15/27
(a)
300,000 299,770
Total 558,176
Wirelines 0.4%
Frontier Communications Holdings LLC
5.875%, 10/15/27
(a)
100,000 100,139
Iliad Holding SAS
7.000%, 10/15/28
(a)
340,000 345,031
Total 445,170
Total
Corporate Bonds
(Cost $100,081,906) 101,034,781

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
December 31, 2025 (Unaudited)
Columbia Short Duration High Yield ETF | 2025 7
Notes to Portfolio of Investments
Senior Loans 0.1%
Issue
Description
Principal
Amount
($) Value ($)
Chemicals 0.1%
Ineos US Finance Term Loan
6.966%, (1-month Term SOFR +
3.250%), 02/18/30
(c),(d)
104,471 84,230
Ineos US Petroche Term Loan
8.066%, (1-month Term SOFR +
4.350%), 04/02/29
(c),(d)
104,468 73,128
Total
Senior Loans
(Cost $198,603) 157,358
Money Market Funds 1.2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.640%
(e)
1,286,189 1,286,189
Total Money Market Funds
(Cost $1,286,188) 1,286,189
Total Investments in Securities
(Cost $101,566,697 ) 102,478,328
Other Assets & Liabilities, Net 1,510,357
Net Assets 103,988,685
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $90,078,613, which represents 86.62% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(d) The stated interest rate represents the weighted average interest rate at December 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(e) The rate shown is the seven-day current annualized yield at December 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia U.S. High Yield ETF | 2025
Corporate Bonds 97.4%
Issue
Description
Principal
Amount
($) Value ($)
Aerospace & Defense 2.6%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(a)
50,000 51,775
Axon Enterprise, Inc.
6.250%, 03/15/33
(a)
50,000 51,983
Bombardier, Inc.
6.750%, 06/15/33
(a)
25,000 26,448
7.000%, 06/01/32
(a)
75,000 79,304
7.250%, 07/01/31
(a)
25,000 26,658
7.450%, 05/01/34
(a)
25,000 27,937
8.750%, 11/15/30
(a)
25,000 26,996
Goat Holdco LLC
6.750%, 02/01/32
(a)
50,000 51,353
TransDigm, Inc.
4.625%, 01/15/29 50,000 49,688
6.000%, 01/15/33
(a)
25,000 25,588
6.375%, 03/01/29
(a)
100,000 103,243
6.375%, 05/31/33
(a)
100,000 102,571
6.625%, 03/01/32
(a)
100,000 104,030
6.750%, 01/31/34
(a)
50,000 52,125
6.875%, 12/15/30
(a)
75,000 78,467
7.125%, 12/01/31
(a)
50,000 52,476
Total 910,642
Airlines 0.8%
American Airlines, Inc.
8.500%, 05/15/29
(a)
50,000 52,198
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
8,333 8,345
5.750%, 04/20/29
(a)
100,000 101,821
JetBlue Airways Corp. / JetBlue Loyalty LP
9.875%, 09/20/31
(a)
100,000 100,726
Total 263,090
Automotive 2.3%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(a)
50,000 51,387
7.500%, 02/15/33
(a)
50,000 51,619
8.250%, 04/15/31
(a)
50,000 52,572
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
150,000 141,278
American Axle & Manufacturing, Inc.
7.750%, 10/15/33
(a)
100,000 101,871
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
50,000 51,238
6.750%, 02/15/30
(a)
25,000 26,117
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, 05/31/32
(a)
25,000 26,587
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 65,000 64,981
5.250%, 04/30/31 100,000 96,056
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
50,000 52,410
Nissan Motor Acceptance Co. LLC
6.125%, 09/30/30
(a)
50,000 50,016
7.050%, 09/15/28
(a)
25,000 25,815
Total 791,947
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Banking 0.3%
Ally Financial, Inc.
6.646%, (US 5 Year CMT T-Note +
2.450%), 01/17/40
(b)
20,000 20,151
6.700%, 02/14/33 50,000 52,410
Synchrony Financial
7.250%, 02/02/33 40,000 43,042
Total 115,603
Brokerage/Asset Managers/Exchanges 1.7%
AG Issuer LLC
6.250%, 03/01/28
(a)
25,000 25,101
Coinbase Global, Inc.
3.625%, 10/01/31
(a)
25,000 22,217
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
51,469 47,722
Focus Financial Partners LLC
6.750%, 09/15/31
(a)
25,000 25,854
Hunt Cos., Inc.
5.250%, 04/15/29
(a)
70,000 68,319
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
40,000 40,724
6.750%, 05/01/33
(a)
175,000 182,608
7.125%, 04/30/31
(a)
50,000 52,552
StoneX Group, Inc.
7.875%, 03/01/31
(a)
50,000 53,008
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, 06/15/31
(a)
50,000 52,362
Total 570,467
Building Materials 2.6%
AmeriTex HoldCo Intermediate LLC
7.625%, 08/15/33
(a)
50,000 52,616
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
50,000 47,603
5.000%, 03/01/30
(a)
50,000 49,849
6.375%, 03/01/34
(a)
75,000 77,636
LBM Acquisition LLC
9.500%, 06/15/31
(a)
25,000 25,984
Masterbrand, Inc.
7.000%, 07/15/32
(a)
50,000 51,859
Park River Holdings, Inc.
8.000%, 03/15/31
(a)
50,000 51,600
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
150,000 156,089
QXO Building Products, Inc.
6.750%, 04/30/32
(a)
50,000 52,243
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
25,000 25,137
8.875%, 11/15/31
(a)
50,000 53,492
Standard Building Solutions, Inc.
6.250%, 08/01/33
(a)
50,000 51,081
6.500%, 08/15/32
(a)
50,000 51,543
Standard Industries, Inc.
3.375%, 01/15/31
(a)
100,000 91,665
4.375%, 07/15/30
(a)
50,000 48,342
Total 886,739

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Cable and Satellite 5.1%
Cable One, Inc.
4.000%, 11/15/30
(a)
50,000 38,564
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
250,000 229,740
4.250%, 01/15/34
(a)
75,000 63,853
4.500%, 08/15/30
(a)
70,000 65,947
4.500%, 06/01/33
(a)
50,000 43,803
4.500%, 05/01/32 50,000 44,881
4.750%, 03/01/30
(a)
100,000 95,663
4.750%, 02/01/32
(a)
50,000 45,695
5.000%, 02/01/28
(a)
100,000 99,178
5.125%, 05/01/27
(a)
150,000 149,830
Directv Financing LLC
8.875%, 02/01/30
(a)
50,000 50,585
8.875%, 02/01/30
(a)
25,000 25,334
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
82,000 82,456
10.000%, 02/15/31
(a)
50,000 51,110
DISH DBS Corp.
5.750%, 12/01/28
(a)
50,000 48,922
DISH Network Corp.
11.750%, 11/15/27
(a)
105,000 109,264
EchoStar Corp.
6.750%, 11/30/30
(c)
100,675 103,162
10.750%, 11/30/29 158,491 175,054
Sirius XM Radio LLC
4.125%, 07/01/30
(a)
150,000 142,714
5.500%, 07/01/29
(a)
100,000 100,827
Total 1,766,582
Chemicals 3.5%
Celanese US Holdings LLC
6.500%, 04/15/30 25,000 25,106
6.830%, 07/15/29 25,000 26,225
6.850%, 11/15/28 47,000 49,165
6.879%, 07/15/32 75,000 77,996
7.050%, 11/15/30 25,000 26,276
7.200%, 11/15/33 25,000 26,413
7.375%, 02/15/34 100,000 101,695
Chemours Co. (The)
5.750%, 11/15/28
(a)
50,000 48,633
Element Solutions, Inc.
3.875%, 09/01/28
(a)
50,000 48,915
FMC Corp.
8.450%, (US 5 Year CMT T-Note +
4.366%), 11/01/55
(b)
25,000 19,820
Huntsman International LLC
4.500%, 05/01/29 25,000 23,915
INEOS Finance PLC
7.500%, 04/15/29
(a)
25,000 21,512
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
25,000 17,338
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 48,509
Methanex Corp.
5.125%, 10/15/27 50,000 50,283
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Olin Corp.
5.000%, 02/01/30 25,000 24,601
6.625%, 04/01/33
(a)
125,000 124,122
Olympus Water US Holding Corp.
7.250%, 06/15/31
(a)
25,000 25,591
7.250%, 02/15/33
(a)
50,000 50,288
Qnity Electronics, Inc.
6.250%, 08/15/33
(a)
25,000 25,963
SCIH Salt Holdings, Inc.
4.875%, 05/01/28
(a)
25,000 24,978
SK Invictus Internediate II Sarl
5.000%, 10/30/29
(a)
90,000 89,123
Tronox, Inc.
4.625%, 03/15/29
(a)
50,000 35,033
Windsor Holdings III LLC
8.500%, 06/15/30
(a)
50,000 52,861
WR Grace Holdings LLC
5.625%, 08/15/29
(a)
100,000 94,956
6.625%, 08/15/32
(a)
50,000 50,669
Total 1,209,986
Construction Machinery 1.6%
Equipmentshare.Com, Inc.
8.000%, 03/15/33
(a)
50,000 52,405
EquipmentShare.Com, Inc.
8.625%, 05/15/32
(a)
50,000 52,828
Herc Holdings, Inc.
6.000%, 03/15/34
(a)
50,000 50,649
7.000%, 06/15/30
(a)
50,000 52,589
NESCO Holdings II, Inc.
5.500%, 04/15/29
(a)
50,000 49,349
RB Global Holdings, Inc.
7.750%, 03/15/31
(a)
50,000 52,278
Terex Corp.
6.250%, 10/15/32
(a)
50,000 51,329
United Rentals North America, Inc.
3.750%, 01/15/32 75,000 70,366
6.125%, 03/15/34
(a)
125,000 130,344
Total 562,137
Consumer Cyclical Services 2.6%
ADT Security Corp (The)
5.875%, 10/15/33
(a)
100,000 101,397
Allied Universal Holdco LLC
7.875%, 02/15/31
(a)
50,000 52,719
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 06/01/29
(a)
25,000 24,751
6.875%, 06/15/30
(a)
50,000 52,054
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco
4 Sarl
4.625%, 06/01/28
(a)
50,000 49,309
4.625%, 06/01/28
(a)
50,000 49,216
ANGI Group LLC
3.875%, 08/15/28
(a)
50,000 46,216
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
100,000 98,154
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/28
(a)
50,000 50,265

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
10 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Garda World Security Corp.
8.375%, 11/15/32
(a)
100,000 102,013
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(a)
50,000 50,137
Match Group Holdings II LLC
3.625%, 10/01/31
(a)
25,000 22,904
4.625%, 06/01/28
(a)
50,000 49,529
Raven Acquisition Holdings LLC
6.875%, 11/15/31
(a)
50,000 51,578
Service Corp. International
3.375%, 08/15/30 25,000 23,392
4.000%, 05/15/31 50,000 47,720
5.750%, 10/15/32 25,000 25,492
Total 896,846
Consumer Products 1.7%
ACCO Brands Corp.
4.250%, 03/15/29
(a)
50,000 46,335
Acushnet Co.
5.625%, 12/01/33
(a)
50,000 50,658
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
50,000 40,442
Central Garden & Pet Co.
4.125%, 10/15/30 50,000 47,981
Energizer Holdings, Inc.
4.375%, 03/31/29
(a)
75,000 71,731
Newell Brands, Inc.
6.375%, 09/15/27 50,000 50,379
6.375%, 05/15/30 25,000 24,428
6.625%, 05/15/32 50,000 48,341
8.500%, 06/01/28
(a)
50,000 52,375
Perrigo Finance Unlimited Co.
4.900%, 06/15/30 50,000 48,288
Whirlpool Corp.
6.125%, 06/15/30 50,000 49,995
6.500%, 06/15/33 50,000 48,492
Total 579,445
Diversified Manufacturing 1.3%
Amsted Industries, Inc.
6.375%, 03/15/33
(a)
50,000 51,500
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
50,000 52,067
6.750%, 07/15/31
(a)
50,000 52,707
Griffon Corp.
5.750%, 03/01/28 50,000 50,087
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
9.000%, 02/15/29
(a)
50,000 52,412
Resideo Funding, Inc.
6.500%, 07/15/32
(a)
50,000 51,265
Velocity Vehicle Group LLC
8.000%, 06/01/29
(a)
25,000 23,738
WESCO Distribution, Inc.
6.375%, 03/15/33
(a)
50,000 52,175
6.625%, 03/15/32
(a)
50,000 52,366
Total 438,317
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Electric 3.7%
AES Corp (The)
7.600%, (US 5 Year CMT T-Note +
3.201%), 01/15/55
(b)
25,000 25,498
AES Corp./ (The)
6.950%, (US 5 Year CMT T-Note +
2.890%), 07/15/55
(b)
25,000 24,654
Calpine Corp.
5.125%, 03/15/28
(a)
50,000 50,009
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
100,000 93,356
Edison International
8.125%, (US 5 Year CMT T-Note +
3.864%), 06/15/53
(b)
50,000 52,025
Lightning Power LLC
7.250%, 08/15/32
(a)
100,000 106,348
Long Ridge Energy LLC
8.750%, 02/15/32
(a)
25,000 26,597
NRG Energy, Inc.
3.375%, 02/15/29
(a)
50,000 47,793
3.625%, 02/15/31
(a)
50,000 46,712
5.750%, 07/15/29
(a)
100,000 100,471
6.250%, 11/01/34
(a)
125,000 128,375
PG&E Corp.
5.000%, 07/01/28 150,000 149,880
Talen Energy Supply LLC
6.500%, 02/01/36
(a)
50,000 51,726
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
50,000 48,585
Vistra Operations Co. LLC
6.875%, 04/15/32
(a)
150,000 157,941
VoltaGrid LLC
7.375%, 11/01/30
(a)
50,000 49,547
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29
(a)
70,000 71,754
8.375%, 01/15/31
(a)
50,000 52,480
Total 1,283,751
Environmental 0.4%
Clean Harbors, Inc.
6.375%, 02/01/31
(a)
50,000 51,433
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
75,000 78,597
Waste Pro USA, Inc.
7.000%, 02/01/33
(a)
13,000 13,412
Total 143,442
Finance Companies 5.0%
Enova International, Inc.
9.125%, 08/01/29
(a)
75,000 79,579
FirstCash, Inc.
5.625%, 01/01/30
(a)
50,000 50,188
Freedom Mortgage Corp.
6.625%, 01/15/27
(a)
125,000 125,224
Freedom Mortgage Holdings LLC
9.125%, 05/15/31
(a)
25,000 26,854
FTAI Aviation Investors LLC
7.000%, 06/15/32
(a)
50,000 52,608
7.875%, 12/01/30
(a)
50,000 53,086

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Goeasy Ltd.
9.250%, 12/01/28
(a)
50,000 51,418
Navient Corp.
4.875%, 03/15/28 50,000 49,433
Series MTN, 5.625%, 08/01/33 75,000 68,564
9.375%, 07/25/30 50,000 55,548
OneMain Finance Corp.
6.500%, 03/15/33 100,000 100,809
7.125%, 11/15/31 100,000 104,425
7.875%, 03/15/30 100,000 105,755
PennyMac Financial Services, Inc.
6.750%, 02/15/34
(a)
25,000 25,852
6.875%, 02/15/33
(a)
25,000 26,094
6.875%, 05/15/32
(a)
75,000 78,550
7.875%, 12/15/29
(a)
25,000 26,627
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
60,000 63,254
Rocket Cos., Inc.
6.375%, 08/01/33
(a)
100,000 104,448
6.500%, 08/01/29
(a)
100,000 103,272
7.125%, 02/01/32
(a)
75,000 78,897
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
50,000 47,420
4.000%, 10/15/33
(a)
50,000 46,452
SLM Corp.
6.500%, 01/31/30 50,000 51,716
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
100,000 99,285
5.750%, 06/15/27
(a)
50,000 50,117
Total 1,725,475
Food and Beverage 1.9%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
25,000 24,997
B&G Foods, Inc.
8.000%, 09/15/28
(a)
50,000 49,271
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
50,000 51,708
Chobani Holdco II LLC
8.750%, 10/01/29
(a),(c)
72,375 77,509
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
50,000 50,845
Lamb Weston Holdings, Inc.
4.375%, 01/31/32
(a)
50,000 47,654
Performance Food Group, Inc.
6.125%, 09/15/32
(a)
50,000 51,610
Post Holdings, Inc.
4.500%, 09/15/31
(a)
100,000 94,796
6.375%, 03/01/33
(a)
100,000 100,975
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed
4.625%, 03/01/29
(a)
50,000 48,209
US Foods, Inc.
4.750%, 02/15/29
(a)
50,000 49,710
Total 647,284
Gaming 2.9%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
50,000 48,892
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
50,000 47,994
6.500%, 02/15/32
(a)
75,000 76,841
7.000%, 02/15/30
(a)
100,000 103,559
Churchill Downs, Inc.
4.750%, 01/15/28
(a)
50,000 49,818
5.500%, 04/01/27
(a)
50,000 50,005
Light & Wonder International, Inc.
6.250%, 10/01/33
(a)
50,000 50,599
7.250%, 11/15/29
(a)
50,000 51,281
7.500%, 09/01/31
(a)
75,000 78,476
MGM Resorts International
6.500%, 04/15/32 100,000 102,993
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29
(a)
100,000 98,436
Scientific Games Holdings LP/Scientific Games US Finco, Inc.
6.625%, 03/01/30
(a)
75,000 66,639
Voyager Parent LLC
9.250%, 07/01/32
(a)
50,000 53,034
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.250%, 03/15/33
(a)
75,000 76,614
7.125%, 02/15/31
(a)
25,000 27,095
Total 982,276
Health Care 4.7%
AdaptHealth LLC
5.125%, 03/01/30
(a)
50,000 48,791
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
50,000 49,717
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 52,104
CHS/Community Health Systems, Inc.
4.750%, 02/15/31
(a)
50,000 44,512
5.250%, 05/15/30
(a)
100,000 93,838
6.000%, 01/15/29
(a)
25,000 24,980
9.750%, 01/15/34
(a)
25,000 26,271
10.875%, 01/15/32
(a)
46,000 50,272
CVS Health Corp.
6.750%, (US 5 Year CMT T-Note +
2.516%), 12/10/54
(b)
50,000 52,226
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(b)
25,000 26,222
DaVita, Inc.
4.625%, 06/01/30
(a)
100,000 97,311
6.875%, 09/01/32
(a)
150,000 155,860
Embecta Corp.
5.000%, 02/15/30
(a)
50,000 47,797
IQVIA, Inc.
6.250%, 06/01/32
(a)
50,000 52,283
LifePoint Health, Inc.
9.875%, 08/15/30
(a)
50,000 53,895
11.000%, 10/15/30
(a)
75,000 82,238
Medline Borrower LP
5.250%, 10/01/29
(a)
150,000 150,835
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
50,000 52,666
Select Medical Corp.
6.250%, 12/01/32
(a)
50,000 48,864

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
12 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Star Parent, Inc.
9.000%, 10/01/30
(a)
50,000 53,438
Surgery Center Holdings, Inc.
7.250%, 04/15/32
(a)
50,000 50,655
Tenet Healthcare Corp.
6.125%, 10/01/28 106,000 106,431
6.125%, 06/15/30 50,000 51,203
6.750%, 05/15/31 50,000 51,991
US Acute Care Solutions LLC
9.750%, 05/15/29
(a)
75,000 75,601
Total 1,600,001
Healthcare Insurance 0.3%
Molina Healthcare, Inc.
3.875%, 05/15/32
(a)
50,000 45,472
6.250%, 01/15/33
(a)
25,000 25,328
Murphy Oil USA, Inc.
3.750%, 02/15/31
(a)
50,000 46,987
Total 117,787
Healthcare REIT 0.2%
Diversified Healthcare Trust
4.750%, 02/15/28 25,000 24,127
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, 02/15/32
(a)
50,000 53,428
Total 77,555
Home Construction 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/30
(a)
50,000 46,811
Century Communities, Inc.
3.875%, 08/15/29
(a)
75,000 71,319
Millrose Properties, Inc.
6.250%, 09/15/32
(a)
75,000 75,742
Total 193,872
Independent Energy 3.5%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.625%, 07/15/33
(a)
50,000 51,692
Chord Energy Corp.
6.750%, 03/15/33
(a)
50,000 51,708
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
50,000 51,566
8.750%, 07/01/31
(a)
50,000 51,902
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 50,393
Crescent Energy Finance LLC
7.375%, 01/15/33
(a)
50,000 47,485
7.625%, 04/01/32
(a)
50,000 48,530
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, 02/01/31
(a)
50,000 47,447
6.000%, 04/15/30
(a)
50,000 48,514
6.250%, 04/15/32
(a)
50,000 47,037
6.875%, 05/15/34
(a)
125,000 117,160
Kraken Oil & Gas Partners LLC
7.625%, 08/15/29
(a)
25,000 24,730
Matador Resources Co.
6.500%, 04/15/32
(a)
50,000 50,633
McAfee Corp.
6.750%, 03/01/29
(a)
75,000 75,194
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Murphy Oil Corp.
6.000%, 10/01/32 25,000 24,980
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
50,000 50,233
6.250%, 02/01/33
(a)
50,000 51,305
7.000%, 01/15/32
(a)
50,000 52,079
Saturn Oil & Gas, Inc.
9.625%, 06/15/29
(a)
44,000 43,552
SM Energy Co.
6.750%, 08/01/29
(a)
50,000 50,372
7.000%, 08/01/32
(a)
50,000 49,197
Talos Production, Inc.
9.375%, 02/01/31
(a)
50,000 52,217
TNGR Intermediate Holdings LLC
5.500%, 10/15/29
(a)
50,000 49,476
Total 1,187,402
Leisure 2.2%
Carnival Corp.
5.750%, 03/15/30
(a)
100,000 102,939
5.750%, 08/01/32
(a)
100,000 102,740
5.875%, 06/15/31
(a)
50,000 51,660
Cinemark USA, Inc.
7.000%, 08/01/32
(a)
100,000 103,731
Life Time, Inc.
6.000%, 11/15/31
(a)
25,000 25,573
Lindblad Expeditions LLC
7.000%, 09/15/30
(a)
50,000 52,127
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
25,000 25,062
NCL Corp. Ltd.
7.750%, 02/15/29
(a)
75,000 79,865
NCL Finance Ltd.
6.125%, 03/15/28
(a)
50,000 51,388
SeaWorld Parks & Entertainment, Inc.
5.250%, 08/15/29
(a)
50,000 48,641
Six Flags Entertainment Corp.
7.250%, 05/15/31
(a)
25,000 24,012
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
50,000 50,447
Viking Cruises Ltd.
9.125%, 07/15/31
(a)
50,000 53,512
Total 771,697
Lodging 1.1%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
65,000 60,331
4.000%, 05/01/31
(a)
25,000 23,927
5.500%, 03/31/34
(a)
50,000 50,389
5.875%, 03/15/33
(a)
75,000 77,159
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
50,000 51,284
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
4.875%, 07/01/31
(a)
50,000 46,688
Marriott Ownership Resorts, Inc.
6.500%, 10/01/33
(a)
25,000 24,011

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Travel + Leisure Co.
4.500%, 12/01/29
(a)
50,000 48,949
Total 382,738
Media and Entertainment 5.0%
AMC Networks, Inc.
10.250%, 01/15/29
(a)
25,000 26,196
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
25,000 26,165
7.500%, 06/01/29
(a)
50,000 49,670
7.500%, 03/15/33
(a)
25,000 26,481
7.875%, 04/01/30
(a)
50,000 52,733
Discovery Communications LLC
3.625%, 05/15/30 25,000 23,136
3.950%, 03/20/28 25,000 24,568
4.125%, 05/15/29 25,000 24,196
Gray Media, Inc.
7.250%, 08/15/33
(a)
150,000 153,354
Lamar Media Corp.
3.625%, 01/15/31 65,000 61,198
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
50,000 50,240
8.000%, 08/01/29
(a)
75,000 75,799
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
50,000 49,621
5.625%, 07/15/27
(a)
50,000 50,073
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
50,000 48,764
4.625%, 03/15/30
(a)
50,000 48,796
Paramount Global
6.250%, (3-month USD LIBOR +
3.899%), 02/28/57
(b)
50,000 45,156
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
50,000 46,756
ROBLOX Corp.
3.875%, 05/01/30
(a)
50,000 47,782
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
25,000 25,924
Snap, Inc.
6.875%, 03/01/33
(a)
50,000 51,866
Stagwell Global LLC
5.625%, 08/15/29
(a)
50,000 48,836
TEGNA, Inc.
5.000%, 09/15/29 50,000 49,592
Univision Communications, Inc.
7.375%, 06/30/30
(a)
75,000 76,178
8.500%, 07/31/31
(a)
25,000 26,098
9.375%, 08/01/32
(a)
75,000 80,657
Versant Media Group, Inc.
7.250%, 01/30/31
(a)
50,000 51,608
Warnermedia Holdings, Inc.
4.054%, 03/15/29 25,000 24,186
4.279%, 03/15/32 50,000 43,895
5.050%, 03/15/42 200,000 141,261
5.141%, 03/15/52 275,000 181,738
Total 1,732,523
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Metals and Mining 2.1%
Alcoa Nederland Holding BV
7.125%, 03/15/31
(a)
50,000 53,079
Alumina Pty Ltd.
6.375%, 09/15/32
(a)
50,000 51,891
Arsenal AIC Parent LLC
11.500%, 10/01/31
(a)
75,000 82,680
Capstone Copper Corp.
6.750%, 03/31/33
(a)
50,000 51,892
Cleveland-Cliffs, Inc.
6.750%, 04/15/30
(a)
25,000 25,736
7.000%, 03/15/32
(a)
100,000 102,493
7.500%, 09/15/31
(a)
50,000 52,703
Constellium SE
3.750%, 04/15/29
(a)
50,000 48,275
Kaiser Aluminum Corp.
4.500%, 06/01/31
(a)
50,000 48,323
Novelis Corp.
3.875%, 08/15/31
(a)
50,000 45,477
4.750%, 01/30/30
(a)
100,000 96,653
Taseko Mines Ltd.
8.250%, 05/01/30
(a)
50,000 53,138
Total 712,340
Midstream 7.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
6.625%, 02/01/32
(a)
50,000 51,853
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.250%, 07/15/32
(a)
50,000 53,010
Buckeye Partners LP
6.875%, 07/01/29
(a)
150,000 156,127
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
100,000 104,529
Energy Transfer LP
6.500%, (US 5 Year CMT T-Note +
2.676%), 02/15/56
(b)
100,000 99,716
Genesis Energy LP / Genesis Energy Finance Corp.
7.875%, 05/15/32 50,000 52,075
8.250%, 01/15/29 100,000 104,398
Harvest Midstream I LP
7.500%, 05/15/32
(a)
50,000 52,115
ITT Holdings LLC
6.500%, 08/01/29
(a)
50,000 47,954
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
50,000 51,911
8.375%, 02/15/32
(a)
50,000 51,832
Northriver Midstream Finance LP
6.750%, 07/15/32
(a)
50,000 50,962
NuStar Logistics LP
6.375%, 10/01/30 150,000 157,885
Rockies Express Pipeline LLC
4.950%, 07/15/29
(a)
50,000 49,873
Sunoco LP
4.625%, 05/01/30
(a)
75,000 72,804
6.250%, 07/01/33
(a)
100,000 102,419
7.000%, 05/01/29
(a)
50,000 52,134
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 50,000 48,834

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
14 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
7.000%, 09/15/28
(a)
75,000 77,367
Superior Plus LP / Superior General Partner, Inc.
4.500%, 03/15/29
(a)
50,000 48,839
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(a)
100,000 100,072
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
125,000 113,732
6.250%, 01/15/30
(a)
50,000 50,570
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
50,000 50,829
8.375%, 06/01/31
(a)
100,000 99,463
9.500%, 02/01/29
(a)
125,000 129,717
9.875%, 02/01/32
(a)
100,000 103,292
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34
(a)
50,000 51,186
6.750%, 01/15/36
(a)
150,000 153,529
7.500%, 05/01/33
(a)
50,000 54,043
Total 2,393,070
Natural Gas 0.2%
Excelerate Energy LP
8.000%, 05/15/30
(a)
50,000 52,804
Oil Field Services 2.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, 09/01/32
(a)
50,000 51,502
Gulfport Energy Operating Corp.
6.750%, 09/01/29
(a)
50,000 51,667
Kodiak Gas Services LLC
6.500%, 10/01/33
(a)
50,000 51,038
Nabors Industries, Inc.
8.875%, 08/15/31
(a)
125,000 121,281
Noble Finance II LLC
8.000%, 04/15/30
(a)
50,000 51,971
Transocean International Ltd.
8.500%, 05/15/31
(a)
50,000 49,481
8.750%, 02/15/30
(a)
37,500 39,147
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
40,476 41,344
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, 10/01/33
(a)
50,000 50,541
7.125%, 03/15/29
(a)
100,000 103,562
Valaris Ltd.
8.375%, 04/30/30
(a)
50,000 52,053
Weatherford International Ltd.
6.750%, 10/15/33
(a)
50,000 51,192
Total 714,779
Other Financial Institutions 1.6%
Burford Capital Global Finance LLC
7.500%, 07/15/33
(a)
75,000 72,198
Credit Acceptance Corp.
9.250%, 12/15/28
(a)
75,000 78,532
Encore Capital Group, Inc.
8.500%, 05/15/30
(a)
25,000 26,840
Howard Hughes Corp. (The)
4.125%, 02/01/29
(a)
25,000 24,271
5.375%, 08/01/28
(a)
25,000 25,108
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 50,000 49,320
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
9.000%, 06/15/30 150,000 143,219
9.750%, 01/15/29 50,000 49,890
Kennedy-Wilson, Inc.
4.750%, 03/01/29 15,000 14,549
5.000%, 03/01/31 50,000 47,129
PRA Group, Inc.
8.875%, 01/31/30
(a)
25,000 25,963
Total 557,019
Other Industry 0.8%
Arcosa, Inc.
6.875%, 08/15/32
(a)
100,000 105,417
Williams Scotsman, Inc.
6.625%, 06/15/29
(a)
100,000 103,130
6.625%, 04/15/30
(a)
50,000 51,711
Total 260,258
Other REIT 1.3%
Arbor Realty SR, Inc.
7.875%, 07/15/30
(a)
25,000 23,957
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co.-Issuer
4.875%, 05/15/29
(a)
25,000 24,394
5.875%, 10/01/28
(a)
50,000 50,020
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 04/01/32
(a)
25,000 25,937
Rithm Capital Corp.
8.000%, 04/01/29
(a)
75,000 77,014
8.000%, 07/15/30
(a)
50,000 51,121
RLJ Lodging Trust LP
4.000%, 09/15/29
(a)
25,000 23,654
Service Properties Trust
8.625%, 11/15/31
(a)
50,000 52,553
Starwood Property Trust, Inc.
5.750%, 01/15/31
(a)
50,000 50,603
7.250%, 04/01/29
(a)
50,000 52,766
XHR LP
4.875%, 06/01/29
(a)
25,000 24,650
Total 456,669
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
50,000 48,138
Ball Corp.
5.500%, 09/15/33 75,000 76,397
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32
(a)
50,000 51,474
8.750%, 04/15/30
(a)
100,000 101,684
Crown Americas LLC
5.875%, 06/01/33
(a)
25,000 25,577
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/30
(a)
125,000 124,492
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31
(a)
50,000 51,093
Silgan Holdings, Inc.
4.125%, 02/01/28 25,000 24,645
Total 503,500

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Paper 0.4%
Graphic Packaging International LLC
6.375%, 07/15/32
(a)
50,000 50,854
Magnera Corp.
4.750%, 11/15/29
(a)
25,000 23,132
7.250%, 11/15/31
(a)
30,000 29,492
Veritiv Operating Co.
10.500%, 11/30/30
(a)
25,000 26,910
Total 130,388
Pharmaceuticals 1.4%
1261229 BC Ltd.
10.000%, 04/15/32
(a)
125,000 130,191
Bausch Health Cos., Inc.
4.875%, 06/01/28
(a)
100,000 89,535
11.000%, 09/30/28
(a)
25,000 25,929
Elanco Animal Health, Inc.
6.650%, 08/28/28 50,000 52,247
Endo Finance Holdings, Inc.
8.500%, 04/15/31
(a)
50,000 52,871
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 48,710
5.125%, 04/30/31
(a)
50,000 41,435
7.875%, 05/15/34
(a)
50,000 40,184
Total 481,102
Property & Casualty 2.9%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
50,000 48,730
7.500%, 11/06/30
(a)
25,000 26,032
8.250%, 02/01/29
(a)
90,000 93,372
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, 10/01/31
(a)
50,000 51,596
6.750%, 10/15/27
(a)
100,000 100,179
6.750%, 04/15/28
(a)
50,000 50,917
7.000%, 01/15/31
(a)
50,000 51,880
7.375%, 10/01/32
(a)
50,000 51,932
AmWINS Group, Inc.
4.875%, 06/30/29
(a)
50,000 49,165
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance
7.125%, 05/15/31
(a)
75,000 77,630
BroadStreet Partners Group LLC
5.875%, 04/15/29
(a)
50,000 49,938
HUB International Ltd.
5.625%, 12/01/29
(a)
75,000 75,088
7.250%, 06/15/30
(a)
150,000 157,302
7.375%, 01/31/32
(a)
50,000 52,469
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
50,000 51,827
Total 988,057
Railroads 0.3%
Genesee & Wyoming, Inc.
6.250%, 04/15/32
(a)
50,000 51,626
Watco Cos. LLC / Watco Finance Corp.
7.125%, 08/01/32
(a)
50,000 52,351
Total 103,977
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Refining 0.1%
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, 09/15/30
(a)
50,000 48,099
Restaurants 1.1%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
150,000 142,841
6.125%, 06/15/29
(a)
25,000 25,698
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
25,000 24,289
6.750%, 01/15/30
(a)
150,000 142,473
Yum! Brands, Inc.
5.375%, 04/01/32 50,000 50,687
Total 385,988
Retail REIT 0.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
Ggsi Sellco LLC
4.500%, 04/01/27
(a)
38,000 37,505
Retailers 3.6%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
100,000 100,676
7.375%, 08/01/33
(a)
25,000 25,160
Asbury Automotive Group, Inc.
5.000%, 02/15/32
(a)
75,000 72,900
Bath & Body Works, Inc.
6.875%, 11/01/35 150,000 151,767
Carvana Co.
9.000%, 06/01/31
(a),(c)
83,995 94,798
9.000%, 06/01/30
(a),(c)
100,000 104,819
Gap, Inc. (The)
3.875%, 10/01/31
(a)
50,000 46,253
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
50,000 49,042
6.375%, 01/15/30
(a)
50,000 51,421
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
50,000 49,004
8.250%, 08/01/31
(a)
50,000 52,881
Levi Strauss & Co.
3.500%, 03/01/31
(a)
50,000 46,594
Lithia Motors, Inc.
4.375%, 01/15/31
(a)
100,000 96,072
Miter Brands Acquisition Holdco, Inc. / Miwd Borrower LLC
6.750%, 04/01/32
(a)
50,000 51,229
Nordstrom, Inc.
5.000%, 01/15/44 50,000 37,574
Sonic Automotive, Inc.
4.875%, 11/15/31
(a)
50,000 48,253
Victoria's Secret & Co.
4.625%, 07/15/29
(a)
50,000 48,466
Wand NewCo 3, Inc.
7.625%, 01/30/32
(a)
50,000 52,894
Wayfair LLC
6.750%, 11/15/32
(a)
50,000 51,496
Total 1,231,299
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.875%, 02/15/30
(a)
25,000 24,805

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
16 Columbia U.S. High Yield ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.875%, 02/15/28
(a)
25,000 25,075
6.250%, 03/15/33
(a)
50,000 51,386
Total 101,266
Technology 9.1%
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
100,000 105,425
AthenaHealth Group Inc.
6.500%, 02/15/30
(a)
120,000 120,040
Block, Inc.
6.500%, 05/15/32 50,000 51,990
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
75,000 79,717
CACI International, Inc.
6.375%, 06/15/33
(a)
50,000 51,750
Capstone Borrower, Inc.
8.000%, 06/15/30
(a)
50,000 51,506
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
50,000 43,433
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
50,000 42,447
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
50,000 47,271
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
100,000 101,298
8.250%, 06/30/32
(a)
150,000 157,007
9.000%, 09/30/29
(a)
150,000 156,218
Coherent Corp.
5.000%, 12/15/29
(a)
50,000 49,855
CommScope LLC
9.500%, 12/15/31
(a)
25,000 25,257
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.000%, 11/01/29
(a)
50,000 43,309
CoreWeave, Inc.
9.000%, 02/01/31
(a)
50,000 45,685
9.250%, 06/01/30
(a)
50,000 46,506
Fair Isaac Corp.
6.000%, 05/15/33
(a)
50,000 51,266
Flash Compute LLC
7.250%, 12/31/30
(a)
50,000 49,560
Fortress Intermediate 3, Inc.
7.500%, 06/01/31
(a)
25,000 26,092
Gen Digital, Inc.
6.250%, 04/01/33
(a)
50,000 51,516
Imola Merger Corp.
4.750%, 05/15/29
(a)
50,000 49,394
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
50,000 47,665
5.000%, 07/15/28
(a)
50,000 49,845
5.250%, 03/15/28
(a)
50,000 49,942
5.625%, 07/15/32
(a)
49,000 48,183
6.250%, 01/15/33
(a)
25,000 25,218
7.000%, 02/15/29
(a)
50,000 51,370
McAfee Corp.
7.375%, 02/15/30
(a)
200,000 174,552
NCR Atleos Corp.
9.500%, 04/01/29
(a)
50,000 54,309
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
75,000 75,193
Open Text Corp.
3.875%, 12/01/29
(a)
100,000 94,929
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
50,000 47,832
4.125%, 12/01/31
(a)
75,000 69,941
Rocket Software, Inc.
9.000%, 11/28/28
(a)
50,000 51,521
Sabre GLBL, Inc.
10.750%, 11/15/29
(a)
35,000 29,749
10.750%, 03/15/30
(a)
44,000 36,166
Science Applications International Corp.
5.875%, 11/01/33
(a)
50,000 50,693
Seagate Data Storage Technology Pte Ltd.
9.625%, 12/01/32
(a)
50,000 56,784
Sensata Technologies, Inc.
3.750%, 02/15/31
(a)
50,000 46,972
6.625%, 07/15/32
(a)
100,000 104,681
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
50,000 51,641
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
150,000 150,131
6.500%, 06/01/32
(a)
50,000 51,974
Twilio, Inc.
3.875%, 03/15/31 50,000 47,717
UKG, Inc.
6.875%, 02/01/31
(a)
75,000 77,243
Unisys Corp.
10.625%, 01/15/31
(a)
25,000 25,602
WULF Compute LLC
7.750%, 10/15/30
(a)
50,000 51,505
Zebra Technologies Corp.
6.500%, 06/01/32
(a)
50,000 51,744
Total 3,119,644
Transportation Services 1.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/29
(a)
50,000 48,741
8.000%, 02/15/31
(a)
50,000 51,402
8.375%, 06/15/32
(a)
75,000 77,459
Beacon Mobility Corp.
7.250%, 08/01/30
(a)
50,000 52,280
Clue Opco LLC
9.500%, 10/15/31
(a)
85,000 89,755
Rand Parent LLC
8.500%, 02/15/30
(a)
50,000 52,126
Total 371,763
Wireless 0.2%
Rogers Communications, Inc.
7.000%, (US 5 Year CMT T-Note +
2.653%), 04/15/55
(b)
50,000 52,324
7.125%, (US 5 Year CMT T-Note +
2.620%), 04/15/55
(b)
25,000 26,402
Total 78,726

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
December 31, 2025 (Unaudited)
Columbia U.S. High Yield ETF | 2025 17
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Wirelines 2.6%
Bell Telephone Co. of Canada or Bell Canada
6.875%, (US 5 Year CMT T-Note +
2.390%), 09/15/55
(b)
75,000 77,398
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
75,000 75,204
5.875%, 10/15/27
(a)
50,000 50,070
6.000%, 01/15/30
(a)
75,000 76,317
6.750%, 05/01/29
(a)
25,000 25,194
8.625%, 03/15/31
(a)
50,000 52,670
Level 3 Financing, Inc.
4.875%, 06/15/29
(a)
25,000 24,539
6.875%, 06/30/33
(a)
100,000 102,340
7.000%, 03/31/34
(a)
50,000 51,511
TELUS Corp.
6.625%, (US 5 Year CMT T-Note +
2.769%), 10/15/55
(b)
25,000 25,501
7.000%, (US 5 Year CMT T-Note +
2.709%), 10/15/55
(b)
150,000 156,012
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, 04/15/28
(a)
25,000 24,878
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, 10/01/31
(a)
75,000 78,718
Zayo Group Holdings, Inc.
9.250%, 03/09/30
(a),(c)
64,330 61,126
Total 881,478
Total
Corporate Bonds
(Cost $33,273,913) 33,447,335
Money Market Funds 1.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.640%
(d)
632,823 632,823
Total Money Market Funds
(Cost $632,823) 632,823
Total Investments in Securities
(Cost $33,906,736) 34,080,158
Other Assets & Liabilities, Net 276,337
Net Assets 34,356,495
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $28,319,616, which represents 82.43% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of December 31, 2025.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) The rate shown is the seven-day current annualized yield at December 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT338_03_T01_(02/26)
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